Foreign Currency Assets and Liabilities (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Trade and other receivables	$ 2,287,000,000	$ 2,327,000,000
Total trade and other receivables	2,332,000,000	9,026,000,000
Total investments in financial assets	7,118,000,000	9,057,000,000
Total cash and cash equivalents	469,000,000	4,136,000,000
Total Assets	9,919,000,000	22,219,000,000
Total trade and other payables	806,000,000	631,000,000
Total borrowings	37,013,000,000	55,882,000,000
Total derivative financial instruments	58,000,000	143,000,000
Total Provisions	0	1,000,000
Total leases liabilities	788,000,000	796,000,000
Total Liabilities	38,665,000,000	57,453,000,000
Euros [Member]
Statement [Line Items]
Trade and other receivables	10,000,000	25,000,000
Trade and other payables	$ 18,000,000	$ 0
Trade and other receivables, Exchange rate	$ 113.10	$ 113.10
Trade and other payables Exchange rate	$ 103.53	$ 103.53
USD [Member]
Statement [Line Items]
Trade and other receivables	$ 2,287,000,000	$ 2,327,000,000
Trade and other receivables with related parties	35,000,000	6,674,000,000
Investments in financial assets	665,000,000	848,000,000
Investment in financial assets with related parties	6,453,000,000	8,209,000,000
Cash and cash equivalents	469,000,000	4,136,000,000
Trade and other payables	759,000,000	630,000,000
Trade and other payables with related parties	29,000,000	1,000,000
Borrowings	36,677,000,000	55,882,000,000
Borrowings with related parties	336,000,000	0
Derivative financial instruments	58,000,000	143,000,000
Provisions	0	1,000,000
Leases liabilities	782,000,000	796,000,000
Leases liabilities with related parties	$ 6,000,000	$ 0
Trade and other receivables, Exchange rate	$ 95.52	$ 95.52
Trade and other payables Exchange rate	95.72	95.72
Trade and other receivables with related parties, Exchange rate	95.72	95.72
Investments in financial assets, Exchange rate	95.52	95.52
Investment in financial assets with related parties, Exchange rate	95.72	95.72
Cash and cash equivalents, Exchange rate	95.52	95.52
Trade and other payables with related parties, Exchange rate	95.72	95.72
Borrowings, Exchange rate	95.72	95.72
Borrowings with related parties, Exchange rate	95.72	95.72
Derivative financial instruments Exchange rate	95.72	95.72
Provisions, Exchange rate	95.72	95.72
Leases liabilities, Exchange rate	95.72	95.72
Leases liabilities with related parties Exchange rate	$ 95.72	$ 95.72
Amount [member] | Euros [Member]
Statement [Line Items]
Trade and other receivables	$ 90,000.00	$ 90,000.00
Trade and other payables	170,000	170,000.00
Amount [member] | USD [Member]
Statement [Line Items]
Trade and other receivables	23,940,000.00	23,940,000
Trade and other receivables with related parties	370,000.00	370,000
Investments in financial assets	6,960,000.00	6,960,000
Investment in financial assets with related parties	67,420,000.00	67,420,000
Cash and cash equivalents	4,910,000.00	4,910,000
Trade and other payables	7,930,000.00	7,930,000
Trade and other payables with related parties	300,000.00	300,000
Borrowings	383,170,000.00	383,170,000
Borrowings with related parties	3,510,000	3,510,000.00
Derivative financial instruments	610,000.00	610,000
Provisions	0	0
Leases liabilities	8,170,000.00	8,170,000
Leases liabilities with related parties	$ 60,000.00	$ 60,000.00